Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities:
Net income (loss)	$ 854,219	$ 7,983	$ (235,843)
Adjustments to reconcile net income (loss) to cash provided by operations:
Depreciation and amortization	66,413	66,443	82,891
Impairment of long-lived assets	0	5,300	122,750
Related party Tax Receivable Agreement expense	86,478	0	0
Deferred income tax provision	(37,078)	(15,695)	(12,062)
Loss on extinguishment of debt	23,827	0	0
Non-cash interest expense	5,320	6,805	6,551
Other charges, net	15,761	(9,607)	(735)
Net change in working capital	(177,754)	(20,004)	68,630
Change in long-term assets and liabilities	(583)	(4,652)	(9,367)
Net cash provided by operating activities	836,603	36,573	22,815
Cash flow from investing activities:
Capital expenditures	(68,221)	(34,664)	(27,858)
Cash received from divestitures	0	27,254	15,889
Derivative instrument settlements, net	0	0	377
Proceeds from the sale of fixed assets	926	5,211	1,121
Net cash used in investing activities	(67,295)	(2,199)	(10,471)
Cash flow from financing activities:
Short-term debt (reductions) borrowings, net	(12,607)	5,110	7,363
Credit Facility borrowings	0	77,000	56,000
Credit Facility reductions	(45,692)	(114,839)	(70,469)
Repayment of Senior Notes	(304,782)	0	0
Principal payments on long-term debt	(56,372)	(266)	(289)
Related-party promissory note repayment	(225,000)	0	0
Refinancing fees and debt issuance costs	(27,326)	0	(922)
Net cash (used in) provided by financing activities	(731,044)	(32,995)	(8,317)
Payments of Dividends	(55,616)	0	0
Net change in cash and cash equivalents	38,264	1,379	4,027
Effect of exchange rate changes on cash and cash equivalents	(1,749)	376	656
Cash and cash equivalents at beginning of period	13,365	11,610	6,927
Cash and cash equivalents at end of period	49,880	13,365	11,610
Supplemental disclosures of cash flow information:
Interest	108,006	25,277	23,578
Income taxes	21,444	3,467	3,329
Non-cash financing activities:
Dividend payable - Promissory Note	750,000	0	0
Decrease (increase) in current assets:
Accounts and notes receivable, net	(139,180)	(29,755)	(3,432)
Inventories	(126,355)	(15,649)	(53,548)
Prepaid expenses and other current assets	7,116	(10,565)	1,424
Increase (Decrease) in Income Taxes Payable	67,054	2,762	313
Accounts payable and accruals	15,724	33,317	12,686
Interest payable	(2,113)	(114)	75
Net change in working capital	(177,754)	(20,004)	68,630
Proceeds from Issuance of Secured Debt	2,235,000	0	0
Dividends - Related Party	(1,488,649)	0	0
Repayments of Related Party Debt	$ (750,000)	$ 0	$ 0